Related party transactions - Summary of Remuneration of Directors (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Salaries	$ 1.0	$ 1.0	$ 2.8	$ 2.8
Share-based compensation	2.2	3.2	6.8	11.9
Fees and benefits	1.2	1.0	3.4	2.9
Post employment benefits	0.0	0.0	0.1	0.1
Total remuneration of key management personnel	$ 4.4	$ 5.2	$ 13.1	$ 17.7